Convertible Notes Payable (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unamortized debt discount					$ 196,000	$ 423,000	$ 522,000
Fair value of the warrants			$ 53,000		$ 53,000
Maturity date description					Maturing October 2020 and December 2021	maturing between March 2020 and April 2021
Fair value of warrant granted			$ 2,657,000		$ 53,000
Warrants issued to purchase common shares			638,000		638,000
Fair value of derivative liabilities			$ 742,000		$ 742,000
Direct fees			8,000		$ 8,000
Interest rate decriptions					The notes are unsecured, bear interest at a rate starting at 8% up to 18% per annum	The notes bears interest at a rate starting from 31.8% to 148% per annum, each agreement secured by substantially all of the assets of the Company
Convertible notes payable, outstanding balance						$ 845,000	695,000
Proceeds from convertible notes payable			0	$ 689,000	$ 803,000	985,000
Debt instrument, debt discount					$ 1,727,000
Debt instrument, conversion price description					At the option of the holder, the notes are convertible into shares of common stock of the Company at a price per share discount of 58% to 70% of the market price of the Company’s common stock, as defined, for 15 to 25 days preceding a conversion notice.
Private placement costs	$ 0	$ 37,000	0	(140,000)	$ 175,000	803,000
Debt discount amortization					(605,000)	1,047,000
Initial fair value of the embedded conversion feature					917,000
Fair value of common stock shares			5,368,000	$ 0	976,000	0
Convertible notes payable, outstanding balance	1,438,000		1,438,000		1,469,000	1,860,000
(a) DART/Citco Global, in default	543,000		543,000		$ 543,000	543,000
Unsecured Convertible Notes Payable [Member]
Fair value of the warrants							$ 60,000
Maturity date description							maturing through December 2019.
Fair value of warrant granted							$ 60,000
Warrants issued to purchase common shares							100,575
Fair value of derivative liabilities							$ 925,000
Interest rate decriptions					The notes bear interest at 8% to 10% per annum		The notes bear interest at a rate of 8% to 10% per annum
Proceeds from convertible notes payable							$ 985,000
Debt instrument, debt discount							985,000
Private placement costs					$ 803,000		803,000
Debt discount amortization							925,000
Initial fair value of the embedded conversion feature							$ 1,728,000
Conversion description					At the option of the holder, the notes are convertible into shares of common stock of the Company at a price per share discount of 58% to 70% of the market price of the Company’s common stock, as defined, for 15 to 25 days preceding a conversion notice		At the option of the holder, the notes are convertible into shares of common stock of the Company at a price per share discount of 58% to 62% of the market price of the Company’s common stock, as defined, for 15 to 25 days preceding a conversion notice.
Interest rate							10.00%
Debt instrument, description							Company at a price per share discount of 58% of the lowest closing market price of the Company’s common stock during the twenty days preceding a conversion notice.
Convertible Notes Payable [Member]
Unamortized debt discount	14,000		14,000		$ (614,000)
Proceeds from convertible notes payable					472,000
Debt instrument, debt discount			1,035,000		1,687,000	835,000
Debt discount amortization					598,000	$ 851,000
Initial fair value of the embedded conversion feature			382,000		3,249,000
Fair value of common stock shares					9,112,000
Convertible notes payable, outstanding balance	45,000		45,000		45,000
Debt instrument, forgiveness amount					$ 506,000
Unpaid interest fees	4,000		$ 4,000
Common stock shares issued upon conversion of debt			16,168,589
Debt instrument converted amount, shares issued			1		233,748,884	1,157,829
Debt instrument converted amount, value			$ 1,035,000		$ 1,181,000	$ 892,000
Loss on extinguishment of debt			618,000		4,790,000	134,000
Debt instrument, accrued interest			$ 49,000		34,000	892,000
Debt instrument converted amount, interest					93,000	57,000
Derivative liability related to conversion of common stock						2,007,000
Debt and conversion feature liability						1,214,000
2005 Through 2007 [Member]
Maturity date description			due on various dates from March 2008 to March 2015, and are currently in default.
Interest rate decriptions			The notes are unsecured, bear interest at a rate starting at 8% up to 18% per annum
Proceeds from convertible notes payable			$ 895,000		895,000
Convertible notes payable, outstanding balance	895,000		895,000		895,000	$ 895,000
2005 [Member]
(a) DART/Citco Global, in default	$ 543,000		$ 543,000		$ 543,000
Interest rate			7.50%		7.50%
Conversion price	$ 3.25		$ 3.25		$ 3.25
Total	$ 400,000		$ 400,000
Monyhly payment			10,000
Remaining balance			$ 143,000